UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 20017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 71.16%

Consumer Discretionary - 3.44%
2,900	AutoZone, Inc. *	1,654,334

Consumer Staples - 9.67%
20,300	ConAgra Brands, Inc.	725,928
18,480	CVS Caremark Corp.	1,486,900
35,400	The Kroger Co.	825,528
25,700	Tyson Foods, Inc.	1,609,591
		4,647,947
Energy - 4.96%
33,500	BP Plc	1,160,775
27,800	Conocophillips	1,222,088
		2,382,863
Financial Services - 16.23%
22,040	Allstate Corp.	1,949,217
14,630	Aon Corp.	1,945,058
15,220	Travelers Companies, Inc.	1,925,787
38,160	US Bancorp, Inc.	1,981,267
		7,801,329
Health Care - 11.95%
14,200	Johnson & Johnson	1,878,518
56,954	Pfizer, Inc.	1,913,085
10,530	UnitedHealth Group, Inc.	1,952,473
		5,744,076
Industrial Goods -7.54%
8,500	FedEx Corp.	1,847,305
13,320	Honeywell International, Inc.	1,775,423
		3,622,728
Plastics Products, NEC - 4.05%
36,304	Newell Brands, Inc.	1,946,621

Technology - 7.89%
27,400	Microsoft Corp.	1,888,682
37,940	Oracle Corp.	1,902,312

		3,790,994
Telecommunications - 1.65%
21,050	AT&T, Inc.	794,216

Utilities - 3.77%
37,800	Southern Co.	1,809,864

TOTAL FOR COMMON STOCKS (Cost $17,298,792) - 71.16%		$ 34,194,972

LIMITED PARTNERSHIP - 2.95%
33,100	Spectra Energy Partners, LT	1,419,990

TOTAL FOR LIMITED PARTNERSHIP(Cost $1,364,955) - 2.95%		$ 1,419,990

PUT OPTIONS - 0.90%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500
30,000	August 2017 Put @ 2300.00	294,000
10,000	August 2017 Put @ 2340.00	138,000

TOTAL FOR PUT OPTIONS (Premiums Paid $625,401) - 0.90%		432,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 12.43%
6,000,000	U.S. Government Treasury Bill, 11/24/2017, 0.47%	5,974,566

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $5.968,878) - 12.43%		5,974,566

SHORT TERM INVESTMENTS - 0.75% 12.08%
5,805,319	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 0.88% **	5,805,319

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,805,319) - 0.75% 12.08%		5,805,319

TOTAL INVESTMENTS (Cost $31,063,345) - 99.52%		$ 47,826,847

LIABILITIES IN EXCESS OF OTHER ASSETS (0.48%)		228,329

NET ASSETS - 100.00%		$ 48,055,176

ADR - American Depository Receipts.
* Non Income Producing.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

*** At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,063,345 amounted to $16,758,083 which consisted of aggregate gross unrealized appreciation of $17,012,732 and aggregate gross unrealized depreciation of $254,649.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

*** At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,063,345 amounted to $16,758,083 which consisted of aggregate gross unrealized appreciation of $17,012,732 and aggregate gross unrealized depreciation of $254,649.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$34,194,972	$0	$0	34,194,972.00
Limited Partnership	$1,419,990	$0	$0	1,419,990.00
Put Options	$0	$432,000	$0	432,000.00
Short Term Investments:
U.S. Treasury Bill	$5,974,566	$0	$0	5,974,566.00
Fidelity Institutional Treasury	$5,805,319	$0	$0	5,805,319.00
Total	$47,394,847	$432,000	$0	47,826,847.00

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 75.44%

Consumer Discretionary - 10.04%
6,050	Michelin ADR	161,353
10,160	Publics Groupe SA ADR	190,500
5,300	Volkswagen AG ADR	164,963
		516,816
Consumer Staples - 10.76%
1,115	Diageo Plc. (United Kingdom) ADR *	133,610
4,740	Essity AB *	129,639
2,830	Imperial Tobacco Group Plc. (United Kingdom) ADR	129,444
4,740	Svenska Cellulosa AB ADR	35,929
2,310	Unilever Plc ADR	125,017
		553,639
Energy - 7.86%
3,910	BP Plc. ADR	135,481
6,300	Statoil ASA ADR	104,139
2,700	Suncor Energy, Inc. (Canada)	78,840
1,740	Total SA ADR	86,287
		404,747
Financial Services - 17.52%
1,100	AON Plc. (United Kingdom)	146,245
5,650	AXA Group ADR	155,714
3,180	HSBC Holdings Plc. ADR	147,520
2,970	Prudential Plc. ADR *	136,650
14,390	Society Generale ADR	157,355
3,140	The Toronto-Dominion Bank NY (Canada)	158,193
		901,677
Health Care - 9.36%
3,200	AstraZeneca Plc. ADR *	109,088
4,630	GlaxoSmithKline Plc. ADR	199,646
3,610	Sanofi ADR	172,955
		481,689
Industrial Goods - 4.00%
2,980	Siemens AG ADR *	206,067

Technology - 4.33%
2,130	SAP AG ADR	222,947

Telecommunications - 6.29%
9,200	KT Corp. ADR *	153,088
3,620	Nippon Telegraph & Telephone Corp. ADR *	170,575
		323,663
Utilities - 5.28%
1,915	National Grid Plc. ADR	120,300
14,540	Red Electrica Corporatcion SA ADR	151,507
		271,807

TOTAL FOR COMMON STOCKS (Cost $3,030,863) - 75.44%		$ 3,883,052

PUT OPTIONS - 0.20% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares MSCI EAFE ETF
40,000	August 2017 Put @ $	10,400

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $17,348) - 0.20%		$ 10,400

U.S. GOVERNMENT OBLIGATIONS - 14.51%

750,000	US Government Treasury Bill, 0.47%, 11/24/2017	746,821

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $746,110) - 14.51%		$ 746,821

SHORT TERM INVESTMENTS - 9.62%
495,347	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 0.88% **	495,347

TOTAL INVESTMENTS (Cost $4,289,668) *** - 99.77%		$ 5,135,620

OTHER ASSETS LESS LIABILITIES - 0.23%		11,719

NET ASSETS - 100.00%		$ 5,147,339

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30,2017.

ADR - American Depository Receipts.

*** At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,289,668 amounted to $845,952 which consisted of aggregate gross unrealized appreciation of $1,029,842 and aggregate gross unrealized depreciation of $183,890.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

 At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,289,668 amounted to $845,952 which consisted of aggregate gross unrealized appreciation of $1,029,842 and aggregate gross unrealized depreciation of $183,890.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30,2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,883,052	$0	$0	$3,883,052
Put Options	$0	10,400	$0	$ 10,400
U.S. Government Obligations	$746,821	$0	$0	$746,821
Cash Equivalents	$495,347	$0	$0	$495,347
Total	$5,125,220	10,400	$0	$5,135,620

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the

Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 24, 2017